Fair Value Measurements and Credit Concentration (Net Asset and Liability Measured on Recurring Basis Level 3 Gain Loss Included in Earnings and Other Recurring Numeric Data) (Detail) - Level 3 - USD ($)
$ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	$ (141)	$ (63)
PPL Energy Supply LLC [Member]
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			$ (32)	$ (5)
Recurring | Energy Commodities, Net | Wholesale energy
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	(110)	(31)
Change in unrealized gains (losses) relating to positions still held at the reporting date	(42)	(44)
Recurring | Energy Commodities, Net | Wholesale energy | PPL Energy Supply LLC [Member]
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			(77)	(36)
Change in unrealized gains (losses) relating to positions still held at the reporting date			50	(23)
Recurring | Energy Commodities, Net | Retail Energy
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	(32)	(51)
Change in unrealized gains (losses) relating to positions still held at the reporting date	0	(21)
Recurring | Energy Commodities, Net | Retail Energy | PPL Energy Supply LLC [Member]
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			23	25
Change in unrealized gains (losses) relating to positions still held at the reporting date			37	24
Recurring | Energy Commodities, Net | Energy purchases
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings	1	19
Change in unrealized gains (losses) relating to positions still held at the reporting date	$ (4)	$ (3)
Recurring | Energy Commodities, Net | Energy purchases | PPL Energy Supply LLC [Member]
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			22	3
Change in unrealized gains (losses) relating to positions still held at the reporting date			(4)	1
Recurring | Energy Commodities, Net | Fuel | PPL Energy Supply LLC [Member]
Net gains and losses on assets and liabilities [Abstract]
Total gains (losses) included in earnings			0	3
Change in unrealized gains (losses) relating to positions still held at the reporting date			$ 0	$ 0